Property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Consolidated Property, Plant and Equipment

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Non-current assets
Land - at cost	5,554	3,601

Buildings - at cost	386,089	215,542
Less: Accumulated depreciation	(19,918)	(13,237)
	366,171	202,305

Plant and equipment - at cost	7,203	4,856
Less: Accumulated depreciation	(1,513)	(1,142)
	5,690	3,714

Mining hardware - at cost	643,475	177,766
Less: Accumulated depreciation	(44,628)	(54,892)
Less: Accumulated impairment	(6,934)	(25,605)
	591,913	97,269

HPC hardware – at cost	68,190	33,315
Less: Accumulated depreciation	(5,818)	(1,779)
	62,372	31,536

Development assets - at cost	177,639	102,946

Total property, plant and equipment	1,209,339	441,371
Gain on disposal of property, plant and equipment

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000
Gain on Warranty	-	-	920	-
Gain/(loss) on disposal of mining hardware	(672)	5	(753)	16
Total gain/(loss) on disposal of property, plant and equipment	(672)	5	167	16

Reconciliations of Written Down Values of Property, Plant and Equipment
Reconciliations of the written down values at the beginning and end of the current period are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000

Balance at 1 July 2024	3,601	202,305	3,714	97,269	31,536	102,946	441,371
Additions	1,554	4,873	2,555	75,165	1,225	246,109	331,481
Transfer from computer hardware prepayment	-	-	-	534,177	36,501	-	570,678
Disposals	-	-	-	(25,320)	-	(33)	(25,353)
Exchange differences	(45)	(4,433)	(160)	(11,084)	(2,630)	(284)	(18,636)
Impairment	-	-	-	(6,942)	-	-	(6,942)
Transfers in/(out)	444	170,655	-	-	-	(171,099)	-
Transfer to asset held for sale	-	-	-	(13,278)	-	-	(13,278)
Depreciation expense	-	(7,229)	(419)	(58,074)	(4,260)	-	(69,982)

Balance at 31 December 2024	5,554	366,171	5,690	591,913	62,372	177,639	1,209,339